Segment reporting (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Operating Segments [Line Items]
Disclosure Of Operating Segments Explanatory

USD million	Global Wealth Management	Personal & Corporate Banking	AssetManagement	Investment Bank	GroupFunctions	UBS

For the year ended 31 December 2020
Net interest income	4,027	2,049	(17)	284	(481)	5,862
Non-interest income[1]	13,107	1,858	2,993	9,235	30	27,222
Income	17,134	3,908	2,975	9,519	(452)	33,084
Credit loss (expense) / release	(88)	(257)	(2)	(305)	(42)	(694)
Total operating income	17,045	3,651	2,974	9,214	(494)	32,390
Total operating expenses	13,026	2,392	1,519	6,732	567	24,235
Operating profit / (loss) before tax	4,019	1,259	1,455	2,482	(1,060)	8,155
Tax expense / (benefit)						1,583
Net profit / (loss)						6,572
Additional information
Total assets	367,714	231,657	28,589	369,683	128,122	1,125,765
Additions to non-current assets	5	12	385	150	2,294	2,847

USD million	Global Wealth Management	Personal & Corporate Banking	AssetManagement	Investment Bank	GroupFunctions	UBS

For the year ended 31 December 2019
Net interest income	3,947	1,992	(25)	(669)	(744)	4,501
Non-interest income	12,426	1,744	1,962	7,968	367	24,467
Income	16,373	3,736	1,938	7,299	(378)	28,967
Credit loss (expense) / release	(20)	(21)	0	(30)	(7)	(78)
Total operating income	16,353	3,715	1,938	7,269	(385)	28,889
Total operating expenses	12,955	2,274	1,406	6,485	192	23,312
Operating profit / (loss) before tax	3,397	1,441	532	784	(577)	5,577
Tax expense / (benefit)						1,267
Net profit / (loss)						4,310
Additional information
Total assets[2]	309,766	209,405	34,565	315,855	102,603	972,194
Additions to non-current assets	68	10	0	1	5,217	5,297

USD million	Global Wealth Management	Personal & Corporate Banking	AssetManagement	Investment Bank	Group Functions	UBS

For the year ended 31 December 2018
Net interest income	4,101	2,049	(29)	(459)	(613)	5,048
Non-interest income	12,700	2,168	1,881	8,538	(4)	25,283
Income	16,800	4,217	1,852	8,079	(617)	30,330
Credit loss (expense) / release	(15)	(56)	0	(38)	(8)	(118)
Total operating income	16,785	4,161	1,852	8,041	(626)	30,213
Total operating expenses	13,531	2,365	1,426	6,554	346	24,222
Operating profit / (loss) before tax	3,254	1,796	426	1,486	(971)	5,991
Tax expense / (benefit)						1,468
Net profit / (loss)						4,522
Additional information
Total assets[2]	313,737	200,703	28,140	302,253	113,667	958,500
Additions to non-current assets	196	23	1	89	1,666	1,975
1 Includes a USD 631 million net gain on the sale of a majority stake in Fondcenter AG, of which USD 571 million was recognized in Asset Management and USD 60 million was recognized in Global Wealth Management. Refer to Note 29 for more information. 2 Information has been restated where applicable. Refer to Note 1b for more information.

UBS AG
Disclosure Of Operating Segments [Line Items]
Disclosure Of Operating Segments Explanatory
Segment reporting
USD million	Global Wealth Management	Personal & Corporate Banking	AssetManagement	Investment Bank	Group Functions	UBS AG

For the year ended 31 December 2020
Net interest income	4,027	2,049	(17)	284	(555)	5,788
Non-interest income[1]	13,107	1,859	2,993	9,224	504	27,686
Income	17,134	3,908	2,975	9,508	(52)	33,474
Credit loss (expense) / release	(88)	(257)	(2)	(305)	(42)	(695)
Total operating income	17,046	3,651	2,974	9,203	(94)	32,780
Total operating expenses	13,080	2,390	1,520	6,762	1,329	25,081
Operating profit / (loss) before tax	3,965	1,261	1,454	2,441	(1,423)	7,699
Tax expense / (benefit)						1,488
Net profit / (loss)						6,211
Additional information
Total assets	367,714	231,710	28,266	369,778	127,858	1,125,327
Additions to non-current assets	5	12	385	150	1,971	2,524

USD million	Global Wealth Management	Personal & Corporate Banking	AssetManagement	Investment Bank	Group Functions	UBS AG

For the year ended 31 December 2019
Net interest income	3,947	1,993	(25)	(669)	(831)	4,415
Non-interest income	12,426	1,745	1,962	7,967	869	24,970
Income	16,373	3,737	1,938	7,298	38	29,385
Credit loss (expense) / release	(20)	(21)	0	(30)	(7)	(78)
Total operating income	16,353	3,717	1,938	7,268	31	29,307
Total operating expenses	13,018	2,274	1,407	6,515	925	24,138
Operating profit / (loss) before tax	3,335	1,443	531	753	(893)	5,169
Tax expense / (benefit)						1,198
Net profit / (loss)						3,971
Additional information
Total assets[2]	309,766	209,512	34,565	316,058	102,028	971,927
Additions to non-current assets	68	10	0	1	4,935	5,014

USD million	Global Wealth Management	Personal & Corporate Banking	AssetManagement	Investment Bank	Group Functions	UBS AG

For the year ended 31 December 2018
Net interest income	4,101	2,049	(29)	(459)	(690)	4,971
Non-interest income	12,700	2,169	1,881	8,539	499	25,788
Income	16,801	4,218	1,852	8,080	(191)	30,759
Credit loss (expense) / release	(15)	(56)	0	(38)	(8)	(117)
Total operating income	16,786	4,162	1,852	8,042	(199)	30,642
Total operating expenses	13,574	2,363	1,427	6,600	1,220	25,184
Operating profit / (loss) before tax	3,212	1,799	425	1,442	(1,419)	5,458
Tax expense / (benefit)						1,345
Net profit / (loss)						4,113
Additional information
Total assets[2]	313,737	200,767	28,140	302,434	112,988	958,066
Additions to non-current assets	196	23	1	89	1,449	1,757
1 Includes a USD 631 million net gain on the sale of a majority stake in Fondcenter AG, of which USD 571 million was recognized in Asset Management and USD 60 million was recognized in Global Wealth Management. Refer to Note 29 for more information. 2 Information has been restated where applicable. Refer to Note 1b for more information.